TYPE			13F-HR
PERIOD			12/31/04
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February 11, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	61
Form 13F Information Table Value Total:	$1,124,564

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    22505   557195 SH       SOLE                   557195
Alexandria Real Estate Equitie                  015271109    25512   342810 SH       SOLE                   342810
American Financial Realty Trus                  02607P305     1406    86900 SH       SOLE                    86900
Apartment Investment and Manag                  03748R101    16407   425717 SH       SOLE                   425717
Archstone Communities Trust                     039583109    25986   678490 SH       SOLE                   678490
Arden Realty, Inc.                              039793104    26926   713845 SH       SOLE                   713845
Avalon Bay Communities                          053484101    42537   564902 SH       SOLE                   564902
BRE Properties, Inc.                            05564E106    21600   535835 SH       SOLE                   535835
Boston Properties                               101121101    36972   571710 SH       SOLE                   571710
Brookfield Properties Corp                      112900105    18481   494145 SH       SOLE                   494145
Camden Property Trust                           133131102    28544   559684 SH       SOLE                   559684
CarrAmerica Realty Corp.                        144418100    16367   495975 SH       SOLE                   495975
Catellus Development Corp                       149113102    19352   632425 SH       SOLE                   632425
Corporate Office Properties Tr                  22002T108    12951   441260 SH       SOLE                   441260
Crescent Equities, Inc.                         225756105    11992   656740 SH       SOLE                   656740
Developers Diversified Realty                   251591103    33532   755725 SH       SOLE                   755725
Duke Realty Investments, Inc.                   264411505     1434    42000 SH       SOLE                    42000
Entertainment Properties Trust                  29380T105     5421   121680 SH       SOLE                   121680
Equity Office Properties Trust                  294741103     2723    93500 SH       SOLE                    93500
Equity Residential Properties                   29476L107    41730  1153405 SH       SOLE                  1153405
Essex Property Trust, Inc.                      297178105    10634   126898 SH       SOLE                   126898
Federal Realty Investment Trus                  313747206    29376   568745 SH       SOLE                   568745
First Industrial Realty Trust,                  32054K103     3319    81500 SH       SOLE                    81500
First Potomac Realty Trust                      33610F109     5873   257580 SH       SOLE                   257580
Gables Residential Trust                        362418105     1392    38900 SH       SOLE                    38900
General Growth Properties                       370021107    18735   518124 SH       SOLE                   518124
Global Signal, Inc.                             37944Q103     8335   302635 SH       SOLE                   302635
Gramercy Capital Corp                           384871109     1442    70000 SH       SOLE                    70000
Healthcare REIT Inc                             42217K106    12675   332240 SH       SOLE                   332240
Highland Hospitality Corp                       430141101     5347   475678 SH       SOLE                   475678
Highwoods Properties, Inc.                      431284108     1776    64100 SH       SOLE                    64100
Hilton Hotels Corp                              432848109    13098   576008 SH       SOLE                   576008
Host Marriott Corp                              44107P104    36355  2101455 SH       SOLE                  2101455
ISTAR Financial, Inc.                           45031U101     1801    39800 SH       SOLE                    39800
Inland Real Estate Corp.                        457461200    11447   717705 SH       SOLE                   717705
Kimco Realty Corp.                              49446R109    28010   483015 SH       SOLE                   483015
Liberty Property Trust                          531172104     2372    54900 SH       SOLE                    54900
Macerich Company                                554382101    33033   526010 SH       SOLE                   526010
Mack Cali Realty Corporation                    554489104     7842   170370 SH       SOLE                   170370
Maguire Properties Inc.                         559775101     2793   101700 SH       SOLE                   101700
Mid-America Apartment Communit                  59522J103     2420    58700 SH       SOLE                    58700
Mills Corp                                      601148109    21944   344163 SH       SOLE                   344163
Pennsylvania REIT                               709102107    22495   525585 SH       SOLE                   525585
Prentiss Properties, Inc.                       740706106    22207   581330 SH       SOLE                   581330
Prologis Trust                                  743410102    50921  1175193 SH       SOLE                  1175193
Public Storage, Inc.                            74460D109    27469   492712 SH       SOLE                   492712
Reckson Associates                              75621K106    27274   831263 SH       SOLE                   831263
SL Green Realty                                 78440X101    24383   402685 SH       SOLE                   402685
Shurgard Storage Centers, Inc.                  82567D104    11301   256776 SH       SOLE                   256776
Simon Property Group, Inc.                      828806109    57174   884085 SH       SOLE                   884085
St. Joe Company                                 790148100    31931   497374 SH       SOLE                   497374
Starwood Hotels & Resorts Worl                  85590A203    53666   918930 SH       SOLE                   918930
Trizec Properties Inc.                          89687P107    20248  1070183 SH       SOLE                  1070183
United Dominion Realty                          910197102    15039   606413 SH       SOLE                   606413
Ventas Inc.                                     92276F100    16945   618213 SH       SOLE                   618213
Vornado Realty Trust                            929042109    44379   582940 SH       SOLE                   582940
Weingarten Realty Investment T                  948741103    23693   590838 SH       SOLE                   590838
Capital Automotive REIT Series                  139733307      965    36700 SH       SOLE                    36700
Developers Diversified Series                   251591780     1057    40800 SH       SOLE                    40800
Kilroy Realty Corp Series E                     49427F405      317    12100 SH       SOLE                    12100
Maguire Properties Inc. - Clas                  559775200      704    27500 SH       SOLE                    27500